Consolidated Statements Of Profit Or Loss And Other Comprehensive Income - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUE
Fee and commission income (including income generated from related parties of HK$42,111,072, HK$125,745,131 and HK$104,300,690 for the years ended December 31, 2019, 2020 and 2021, respectively)	$ 680,477,636	$ 607,263,125	$ 580,006,276
Dividend and gain related to disposed financial assets at fair value through profit or loss (including net disposal gain generated from related parties of HK$ Nil, HK$82,948,508 and HK$125,112,176 for the years ended December 31, 2019, 2020 and 2021, respectively)	173,823,384	171,026,667	100,551,728
Total income	854,301,020	778,289,792	680,558,004
Net fair value changes on financial assets at fair value through profit or loss (except derivative financial assets) and stock loan	597,551,244	(31,054,945)	(641,603,993)
Net fair value changes on derivative financial asset	(54,008,047)	371,305,326	1,165,220,000
Total revenue	1,397,844,217	1,118,540,173	1,204,174,011
Other income	125,538,171	111,867,468	22,090,268
Impairment losses under expected credit loss model on financial assets		(17,109,001)
Other operating expenses	(83,794,012)	(103,723,211)	(114,696,855)
Staff costs	(95,585,898)	(94,410,281)	(94,607,497)
Finance costs	(12,825,923)	(21,510,079)	(27,705,955)
Net fair value changes on derivative financial liability		7,765,148
PROFIT BEFORE TAX	1,331,176,555	1,001,420,217	989,253,972
Income tax (expense)/credit	(109,295,037)	137,540,767	(158,349,518)
PROFIT FOR THE YEAR	1,221,881,518	1,138,960,984	830,904,454
Attributable to:
- Ordinary shareholders	1,096,452,084	1,059,973,270	938,272,885
- Holders of perpetual securities	125,742,843	78,987,714
Non-controlling interests	(313,409)		(107,368,431)
PROFIT FOR THE YEAR	1,221,881,518	1,138,960,984	830,904,454
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
PROFIT FOR THE YEAR	1,221,881,518	1,138,960,984	830,904,454
Item that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	738,972	1,022,840
OTHER COMPREHENSIVE INCOME FOR THE YEAR	738,972	1,022,840
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	1,222,620,490	1,139,983,824	830,904,454
Comprehensive income attributable to [abstract]
- Ordinary shareholders	1,096,896,235	1,060,996,110	938,272,885
- Holders of perpetual securities	125,742,843	78,987,714
Non-controlling interests	(18,588)		(107,368,431)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	1,222,620,490	1,139,983,824	830,904,454
Class A Ordinary Shares [Member]
Attributable to:
- Ordinary shareholders	$ 299,742,816	$ 249,206,548	$ 69,906,757
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic	$ 4.81	$ 4.34	$ 4.34
Diluted	$ 4.81	$ 4.22	$ 4.34
Class B Ordinary Shares [Member]
Attributable to:
- Ordinary shareholders	$ 796,709,268	$ 810,766,722	$ 868,366,128
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic	$ 4.81	$ 4.34	$ 4.34
Diluted	$ 4.81	$ 4.34	$ 4.34